Intangible Assets (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		$ 469,857	$ 320,320
Additions		130,053	96,928
Incorporation as result of business combination (Note 15)			129,016
Impairment (Note 26)		(129,016)	192,088		$ 63,072
Transfers to trading properties (Note 11)		(809)	(28,405)
Amortization charges	[1]	(64,315)	(48,002)
Net book amount as of end		405,770	469,857		320,320
Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		681,814	484,275
Net book amount as of end		682,042	681,814		484,275
Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(211,957)	(163,955)
Net book amount as of end		(276,272)	(211,957)		(163,955)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		192,088	63,072
Additions
Incorporation as result of business combination (Note 15)			129,016
Impairment (Note 26)		(129,016)
Transfers to trading properties (Note 11)
Amortization charges	[1]
Net book amount as of end		63,072	192,088		63,072
Goodwill [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		192,088	63,072
Net book amount as of end		63,072	192,088		63,072
Goodwill [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning
Net book amount as of end
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		116,560	74,434
Additions		129,521	70,587
Incorporation as result of business combination (Note 15)
Transfers to trading properties (Note 11)
Amortization charges	[1]	(52,629)	(28,461)
Net book amount as of end		193,452	116,560		74,434
Software [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		164,282	93,695
Net book amount as of end		293,803	164,282		93,695
Software [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(47,722)	(19,261)
Amortization charges
Net book amount as of end		(100,351)	(47,722)		(19,261)
Rights Of Use [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	64,783	75,489
Additions	[2]
Incorporation as result of business combination (Note 15)	[2]
Transfers to trading properties (Note 11)	[2]
Amortization charges	[1]	(5,795)	(10,706)	[2]
Net book amount as of end		58,988	64,783	[2]	75,489	[2]
Rights Of Use [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	190,733	190,733
Additions
Transfers to trading properties (Note 11)
Net book amount as of end	[2]	190,733	190,733		190,733
Rights Of Use [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	(125,950)	(115,244)
Incorporation as result of business combination (Note 15)
Net book amount as of end	[2]	(131,745)	(125,950)		(115,244)
Rights To Receive Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]	90,535	92,599
Additions	[3]	532	26,341
Incorporation as result of business combination (Note 15)	[3]
Transfers to trading properties (Note 11)	[3]	(809)	(28,405)
Amortization charges	[1]	(276,272)		[3]
Net book amount as of end		90,258	90,535	[3]	92,599	[3]
Rights To Receive Units [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]	90,535	92,599
Net book amount as of end	[3]	90,258	90,535		92,599
Rights To Receive Units [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]
Net book amount as of end	[3]
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		5,891	14,726
Additions
Incorporation as result of business combination (Note 15)
Transfers to trading properties (Note 11)
Amortization charges	[1]	(5,891)	(8,835)
Net book amount as of end			5,891		14,726
Others [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		44,176	44,176
Additions
Net book amount as of end		44,176	44,176		44,176
Others [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(38,285)	(29,450)
Additions
Net book amount as of end		$ (44,176)	$ (38,285)		$ (29,450)

[1]	As of June 30, 2019 and 2018, depreciation charges were charged to "Costs" in the amount of Ps. 26,777 and Ps. 15,819, respectively, to "General and administrative expenses" in the amount of Ps. 36,724 and Ps. 31,982, respectively and to "Selling expenses" in the amount of Ps. 813 and Ps. 201, respectively, in the Statements of Comprehensive Income (See Note 25). There are no impairment charges for any of the reported years.
[2]	Corresponds to Distrito Arcos.
[3]	Corresponds to in-kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 32).